Inventory	6 Months Ended
Mar. 31, 2019
Inventory
Inventory

Note 4 — Inventory

Inventory consisted of the following:

	March 31,	September 30,
	2019	2018

Raw materials	$1,777,672	$1,742,005
Packaging materials	28,903	65,966
Finished goods	53,992	172
Total	$1,860,567	$1,808,143

Inventory includes raw materials, packaging materials, work in process and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead. As of March 31, 2019 and September 30, 2018, no inventory reserve was deemed necessary.